Sales Incentives - Sales Deductions and Product Returns (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounts Receivable Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		$ (249,853)	$ (305,326)	$ (291,399)
Provision recorded for current period sales	[1]	(1,464,368)	(1,539,413)	(1,676,197)
Credits processed/Payments		1,490,801	1,594,886	1,662,270
Ending balance		(223,420)	(249,853)	(305,326)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(116,632)	(112,071)	(126,729)
Provision recorded for current period sales	[1]	(1,086,800)	(1,107,353)	(1,153,406)
Credits processed/Payments		1,093,669	1,102,792	1,168,064
Ending balance		(109,763)	(116,632)	(112,071)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(133,221)	(193,255)	(164,670)
Provision recorded for current period sales	[1]	(377,568)	(432,060)	(522,791)
Credits processed/Payments		397,132	492,094	494,206
Ending balance		(113,657)	(133,221)	(193,255)
Current Liabilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(111,833)	(125,864)	(154,348)
Provision recorded for current period sales	[1]	(102,652)	(109,942)	(121,243)
Credits processed/Payments		117,170	123,973	149,727
Ending balance		(97,315)	(111,833)	(125,864)
Current Liabilities [Member] | Returns [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(70,865)	(82,494)	(93,920)
Provision recorded for current period sales	[1]	(38,247)	(49,265)	(41,871)
Credits processed/Payments		45,294	60,894	53,297
Ending balance		(63,818)	(70,865)	(82,494)
Current Liabilities [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	[2]	(40,968)	(43,370)	(60,428)
Provision recorded for current period sales	[1],[2]	(64,405)	(60,677)	(79,372)
Credits processed/Payments	[2]	71,876	63,079	96,430
Ending balance	[2]	$ (33,497)	$ (40,968)	$ (43,370)

[1]	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
[2]	Includes Medicaid, indirect rebates, and amounts due to customers.